Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of financial assets and liabilities measured at fair value
The following tables summarize Sirius Group's financial assets and liabilities measured at fair value as of December 31, 2020 and 2019 by level:

	2020
(Millions)	Fair value	Level 1 inputs	Level 2 inputs	Level 3 inputs
Assets measured at fair value
Fixed maturity investments:
U.S. Government and government agency	$137.9	$130.8	$7.1	$—
Corporate debt securities	520.4	—	520.4	—
Asset-backed securities	683.7	—	683.7	—
Residential mortgage-backed securities	365.5	—	365.5	—
Commercial mortgage-backed securities	123.1	—	123.1	—
Non-U.S. government and government agency	67.5	27.5	40.0	—
Preferred stocks	4.7	—	1.9	2.8
U.S. States, municipalities, and political subdivision	1.2	—	1.2	—
Total fixed maturity investments	1,904.0	158.3	1,742.9	2.8
Equity securities:
Fixed income mutual funds	1.9	1.9	—	—
Common stocks	8.8	8.8	—	—
Other equity securities	—	—	—	—
Total equity securities	10.7	10.7	—	—
Short-term investments	1,378.9	1,317.0	61.9	—
Other long-term investments(1)	170.8	—	—	170.8
Total investments	$3,464.4	$1,486.0	$1,804.8	$173.6
Loan participation	32.4	—	—	32.4
Derivative instruments	4.5	3.9	—	0.6
Total assets measured at fair value	$3,501.3	$1,489.9	$1,804.8	$206.6
Liabilities measured at fair value
Contingent consideration liabilities	$0.7	$—	$—	$0.7
Derivative instruments	2.3	—	—	2.3
Total liabilities measured at fair value	$3.0	$—	$—	$3.0
(1)Excludes fair value of $275.6 associated with hedge funds and private equity funds which fair value is measured at net asset value using the practical expedient.

	2019
(Millions)	Fair value	Level 1 inputs	Level 2 inputs	Level 3 inputs
Assets measured at fair value
Fixed maturity investments:
U.S. Government and government agency	$110.5	$109.1	$1.4	$—
Corporate debt securities	474.1	—	474.1	—
Asset-backed securities	486.8	—	486.8	—
Residential mortgage-backed securities	438.9	—	438.9	—
Commercial mortgage-backed securities	89.0	—	89.0	—
Non-U.S. government and government agency	63.0	31.7	31.3	—
Preferred stocks	17.0	—	—	17.0
U.S. States, municipalities, and political subdivision	1.7	—	1.7	—
Total fixed maturity investments	1,681.0	140.8	1,523.2	17.0
Equity securities:
Fixed income mutual funds	175.3	175.3	—	—
Common stocks	228.1	228.1	—	—
Other equity securities	1.8	—	1.8	—
Total equity securities	405.2	403.4	1.8	—
Short-term investments	1,085.2	1,073.7	11.5	—
Other long-term investments(1)	77.8	—	—	77.8
Total investments	$3,249.2	$1,617.9	$1,536.5	$94.8
Loan participation	$20.0	—	—	20.0
Derivative instruments	11.4	1.3	—	10.1
Total assets measured at fair value	$3,280.6	$1,619.2	$1,536.5	$124.9
Liabilities measured at fair value
Contingent consideration liabilities	$28.2	$—	$—	$28.2
Derivative instruments	9.5	0.2	—	9.3
Total liabilities measured at fair value	$37.7	$0.2	$—	$37.5
(1)Excludes fair value of $269.0 associated with hedge funds and private equity funds which fair value is measured at net asset value using the practical expedient.

Rollforward of Level 3 fair value measurements
The following tables present changes in Level 3 for financial instruments measured at fair value for the years ended December 31, 2020 and 2019:

	2020
(Millions)	Fixed maturities	Other long-term investments(1)	Loan participation	Derivative instruments assets & (liabilities)	Contingent consideration (liabilities)
Balance at January 1, 2020	$17.0	$77.8	$20.0	$0.8	$(28.2)
Total realized and unrealized gains	2.8	82.8	0.4	(24.4)	(0.9)
Foreign currency losses through Other Comprehensive Income	—	1.7	—	—	—
Purchases	—	9.0	13.4	—	—
Sales/settlements	(17.0)	(0.5)	(1.4)	21.9	28.4
Balance at December 31, 2020	$2.8	$170.8	$32.4	$(1.7)	$(0.7)
(1)Excludes fair value of $275.6 associated with hedge funds and private equity funds which fair value is measured at net asset value using the practical expedient.

	2019
(Millions)	Fixed maturities	Other long-term investments(1)	Loan participation	Derivative instruments assets & (liabilities)	Contingent consideration (liabilities)
Balance at January 1, 2019	$5.4	$63.6	$—	$(0.5)	$(28.8)
Total realized and unrealized gains	—	7.3	—	(7.1)	(6.3)
Foreign currency losses through Other Comprehensive Income	—	(0.6)	—	—	—
Purchases	17.0	15.7	20.0	—	—
Sales/settlements	(5.4)	(8.2)	—	8.4	6.9
Balance at December 31, 2019	$17.0	$77.8	$20.0	$0.8	$(28.2)
(1)Excludes fair value of $269.0 associated with hedge funds and private equity funds which fair value is measured at net asset value using the practical expedient.

Schedule of significant unobservable inputs used for recurring fair value measurements for Level 3 instruments
The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments as of December 31, 2020 and 2019, and includes only those instruments for which information about the inputs is reasonably available to Sirius Group, such as data from independent third-party valuation service providers and from internal valuation models.

(Millions)	2020
Description	Valuation technique(s)	Fair value	Unobservable input
Preferred stockﾠ(1)	Subject company transaction approach	$79.5	Share price range	$14.99 - $16.09
Private equity securities (1)	Share price of recent transaction	$40.6	Purchase share price	50.79
Private equity securities (1)	Subject company transaction approach	$25.0	Share price range	$14.99 - $15.93
Loan participation(1)	Share price of recent transaction	$18.7	Comparable yields	Range - 4.91% - 7.82% Median - 5.92%
Private equity securitiesﾠ(1)	Multiple of GAAP book value	$15.0	Book value multiple	Range - 0.73x - 0.91x Median - 0.82x
Loan participation(1)	Share price of recent transaction	$13.7	Comparable yields	Range - 4.91% - 7.82% Median - 5.92%
Private debt instrument (1)	Discounted cash flow	$6.5	Discount yield	Range - 6.55% - 7.03% Median - 6.73%
Private convertible debt instrument (1)	Subject company transaction approach	$3.9	Unit price range	$14.99 - $16.09
Preferred stock(1)	Share price of recent transaction	$2.0	Share price	$2.0
Preferred stock(1)	Share price of recent transaction	$0.8	Share price	$0.8
Equity warrants(2)	Option pricing model	$0.6	Strike price	$0.2
Private equity securities (1)	Purchase price of recent transaction	$0.3	Purchase price	$0.3
Weather derivatives(2)	Third party appraisal	$—	Broker quote	$—
Currency forwards(2)	Third party appraisal	$(0.6)	Broker quote	$(0.6)
Contingent consideration	External valuation model	$(0.7)	Discounted future payments	$(0.7)
Currency swaps(2)	Third party appraisal	$(1.7)	Broker quote	$(1.7)
(1)As of December 31, 2020, each asset type consists of one security.
(2)See Note 14 for discussion of derivative instruments.

(Millions)	2019
Description	Valuation technique(s)	Fair value	Unobservable input
Private equity securities(1)	Share price of recent transaction	$32.5	Purchase share price	$40.6
Loan participation(1)	Purchase price of recent transaction	$20.0	Purchase price	20.0	X
Preferred stock(1)	Share price of recent transaction	$17.5	Purchase price	$7.74
Private equity securities(1)	Multiple of GAAP book value	$14.2	Book value multiple	0.9	X
Preferred stock(1)	Purchase price of recent transaction	$12.2	Purchase price	$12.2
Private debt instrument(1)	Purchase price of recent transaction	$7.2	Purchase price	$9.0
Weather derivatives(2)	Third party appraisal	$7.0	Broker quote	$7.0
Private equity securities(1)	Purchase price of recent transaction	$5.1	Purchase price	$7.74
Preferred stock(1)	Purchase price of recent transaction	$4.8	Purchase price	$4.8
Currency forwards(2)	Third party appraisal	$2.7	Broker quote	$2.7
Private equity securities(1)	Purchase price of recent transaction	$1.0	Purchase price	$10.0
Equity warrants(2)	Option pricing model	$0.4	Strike price	$0.2
Private equity securities(1)	Purchase price of recent transaction	$0.3	Purchase price	$0.3
Currency forwards(2)	Third party appraisal	$(3.6)	Broker quote	$(3.6)
Currency forwards(2)	Third party appraisal	$(5.7)	Broker quote	$(5.7)
Contingent consideration	External valuation model	$(28.2)	Discounted future payments	$(28.2)
(1)As of December 31, 2019, each asset type consists of one security.
(2)See Note 14 for discussion of derivative instruments.

Schedule of financial instruments disclosed, but not carried at fair value	The following table includes financial instruments for which the carrying value differs from the estimated fair values as of December 31, 2020 and 2019:

	2020		2019
(Millions)	Fair value(1)	Carrying value	Fair value(1)	Carrying value
Liabilities, Mezzanine equity and Non-controlling interest:
2017 SEK Subordinated Notes	$328.7	$332.8	$294.5	$291.2
2016 SIG Senior Notes	$407.6	$394.7	$394.5	$394.0
Series B preference shares	$256.0	$198.3	$186.4	$223.0
(1)Fair value estimated by internal pricing and considered a Level 3 measurement.